SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash paid during the period for [Abstract]
Interest	$ 50,176	$ 68,624
Taxes	52	120
Noncash Activities [Abstract]
Security deposits applied to rent receivables, other liabilities and maintenance payment liability	1,540	3,224
Maintenance payment liability applied to rent receivables and other liabilities	6,661	2,511
Other liabilities applied to maintenance payment liability, security deposits and rent receivables	2,243	2,396
Noncash investing activities [Abstract]
Aircraft improvement	8,610	3,662
Noncash activities in connection with purchase of flight equipment	1,211	470
Noncash activities in connection with sale of flight equipment	$ 6,162	$ 13,338